Cash and cash equivalents and Restricted cash	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash

3.           Cash and cash equivalents and Restricted cash

For the purpose of the consolidated statement of financial position, cash and cash equivalents comprise the following:

	December 31,
	2024	2023
Cash on hand	34	11
Cash at banks	46,803	74,191
Total	46,837	74,202

Cash held in banks earns interest at floating rates based on daily bank deposit rates.

The fair value of cash and cash equivalents as at December 31, 2024 and 2023, was $46,837 and $74,202, respectively.

As at December 31, 2024 and 2023, the Company had pledged an amount of $3,820 and $3,620, respectively, in order to fulfill collateral requirements. The fair value of the restricted cash as at December 31, 2024 was $3,820, $2,770 included in non-current assets and $1,050 included in current assets as at December 31, 2024. The fair value of the restricted cash as at December 31, 2023 was $3,620, $3,530 included in non-current assets and $90 included in current assets as at December 31, 2023. The cash and cash equivalents are held with reputable bank and financial institution counterparties with high ratings.